Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus Dated February 24, 2010

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has restructured the Fund’s investment advisory team, removing AXA Rosenberg Investment Management LLC (AXA) as an investment advisor and reallocating the AXA assets among some of the Fund’s other advisors.

Vanguard and the Fund’s other continuing investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

Investment Objective, Primary Investment Strategies, Primary Risks, and Fees and Expenses

The Fund’s investment objective, primary investment strategies, and primary risks will not change. The management expenses for the Investor Shares and Admiral Shares are not expected to change as a result of the restructuring of the Fund’s advisory team.

Prospectus Text Changes

All text references to AXA are deleted.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS24 082010

Vanguard Explorer™ Fund

Supplement to the Prospectus and Summary Prospectus Dated February 24, 2010

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has restructured the Fund’s investment advisory team, removing AXA Rosenberg Investment Management LLC (AXA) as an investment advisor and reallocating the AXA assets among some of the Fund’s other advisors.

Vanguard and the Fund’s other continuing investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

Investment Objective, Primary Investment Strategies, Primary Risks, and Fees and Expenses

The Fund’s investment objective, primary investment strategies, and primary risks will not change. The management expense for the Investor Shares is not expected to change as a result of the restructuring of the Fund’s advisory team.

Prospectus Text Changes

All text references to AXA are deleted.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI24 082010

Vanguard Explorer™ Fund

Supplement to the Statement of Additional Information Dated February 24, 2010

Restructuring of Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has restructured the Fund’s investment advisory team, removing AXA Rosenberg Investment Management LLC (AXA) as an investment advisor and reallocating the AXA assets among some of the Fund’s other advisors.

Vanguard and the Fund’s other continuing investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund’s board of trustees has designated the proportion of Fund assets to be managed by each advisor and may change these proportions at any time.

Statement of Additional Information Text Changes

Under the heading “Investment Advisory Services,” all references to AXA as a current advisor are deleted.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI024 082010